WILLIAM BLAIR FUNDS

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2021, AS SUPPLEMENTED

William Blair Small Cap Value Fund

Effective February 28, 2022, William Blair Small Cap Value Fund is offered through a separate prospectus and statement of additional information. Accordingly, all references to William Blair Small Cap Value Fund in the Prospectus and Statement of Additional Information are hereby deleted in their entirety as of that date.

Dated: February 28, 2022

WILLIAM BLAIR FUNDS

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement with your Prospectus and Statement of

Additional Information for future reference.